CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Equity in earnings of Kinder Morgan Energy Partners, L.P.	$ 18.7	$ 118.7	$ 90.6
Income taxes	5.6	44.3	31.6
Net income	$ 13.1	$ 74.4	$ 59.0
Earnings Per Share, Basic and Diluted (in dollars per share)	$ 0.14	$ 0.84	$ 0.72
Number of shares used in computing Earnings per Share, Basic and Diluted (in shares)	95.2	88.8	81.9